SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of assumptions of option pricing

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)

Dividend yield	N/A	N/A
Risk-free interest rate	3.71%	4.2%
Expected term (in years)	2.15	2.74
Volatility	35.37%	36.25%